Note 8 - Common Stock	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
8.	Common Stock

Common Stock Transactions

During January and May 2013, we issued an aggregate of 2,933,333 shares of our common stock pursuant to the exercise of certain stock purchase warrants, resulting in total net proceeds of $1,643,333 (see “
Stock Purchase Warrants
” below).

During October 2013, we issued 50,000 shares of our common stock to a consultant in exchange for services and recorded stock-based compensation expense of $20,500 related to the issuance (see Note 9).

During July and November 2014, we issued an aggregate of 378,205 shares of our common stock to a consultant in exchange for services and recorded aggregate stock-based compensation expense of $100,000 related to the issuances (see see Note 9).

During October 2014, we issued an aggregate of 3,176,000 shares of our common stock pursuant to the exercise of certain stock purchase warrants, resulting in total net proceeds of $873,400 (see “
Stock Purchase Warrants
” below).

We issued shares of our common stock related to conversions of our Series A and Series B Preferred Stock (see Note 7) as follows:

	2015	2014	2013
Conversion of Series A Preferred Stock	-0-	202,857	2,048,570
Conversion of Series B Preferred Stock	-0-	4,428,571	-0-

Stock Purchase
Warrants

As of December 31, 2015, we have the following common stock purchase warrants outstanding:
Expiration Date	Number of Shares	Weighted Average Exercise Price
February 27, 2016	16,666,666	$0.09
December 31, 2016	1,806,159	1.00
January 16, 2017	45,000	1.00
January 31, 2017	567,001	1.00
March 21, 2017	2,690,666	0.09
February 27, 2020	34,666,665	0.11
Outstanding at December 31, 2015	56,442,157	$0.14
Exercisable at December 31, 2015	39,775,491	$0.16

During January 2013, we reduced the exercise price of warrants to purchase 2,933,333 shares of our common stock from $0.75 to $0.60 per share. In consideration for the reduction of the exercise price, the holders of the warrants immediately exercised 1,766,667 of the warrants for cash, resulting in total proceeds to the Company of $1,060,000. We also extended the expiration date of the 1,166,666 unexercised warrants from March 21, 2013 to May 21, 2013. We recorded non-cash general and administrative expense of $218,551 associated with these warrant modifications. During May 2013, we reduced the exercise price of the 1,166,666 remaining warrants from $0.60 to $0.50 per share. In consideration for the reduction of the exercise price, the holders of the warrants immediately exercised all of the remaining warrants for cash, resulting in total proceeds to the Company of $583,333. We recorded non-cash general and administrative expense of $19,617 associated with this warrant modification.

During September 2014, we reduced the exercise price of warrants to purchase 818,376 shares of our common stock from $16.50 to $1.00 per share, and extended the expiration dates from December 31, 2014 to December 31, 2016. We recorded non-cash general and administrative expense of $39,711 associated with these modifications.

During October 2014, we entered into an agreement with certain holders of warrants to purchase shares of our common stock with respect to the payment to them of a warrant exercise fee of $0.075 per share for each share purchased upon exercise of warrants held by them. In exchange for the fee, they immediately exercised warrants for an aggregate of 3,176,000 shares of our common stock, resulting in proceeds to us of $873,400 (net of the exercise fee).

Common Stock Reserved

A summary of common stock reserved for future issuance as of December 31, 2015 is as follows:

Stock Purchase Warrants	56,442,157
Stock Option Plan	1,722,529
Series B Convertible Preferred Stock	285,714
Series C Convertible Preferred Stock	31,860,662
Total	90,311,062